                                                         Semi-Annual
                                                           Report

[GRAPHIC]
                                                       June 30, 2000
                                                        (unaudited)

================================================================================
                             Pilgrim Mutual Funds
================================================================================

                                  PILGRIM SILVER
                                  FUND, INC.

                                  ----------------------------------------------
                                  Investment Objective: Capital Appreciation

Chairman's Message
-------------------------------------------------------------------------------

Dear Shareholders:

  Welcome to the Pilgrim Mutual Funds family. We are pleased to present the Semi-Annual Report for Pilgrim Silver Fund, Inc. (formerly Lexington Silver Fund, Inc.).

  On July 26, 2000, ReliaStar Financial Corp. ("ReliaStar") acquired Lexington Management Corporation and all of its subsidiaries. In conjunction with the acquisition, Pilgrim Investments, Inc., a subsidiary of ReliaStar, was appointed to the role of Investment Adviser to the Fund. As a shareholder in the Pilgrim family of funds, you now have access to more funds with varying investment objectives. As a Lexington Fund shareholder as of July 26th, you can now exchange into any Pilgrim Fund A shares without paying a sales load.

  Our fund family has 41 varying types of mutual funds which provide more core investment choices for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experienceSM.

  If you have any questions regarding your account, or any other Pilgrim Fund you can access, please call us at 800-992-0180 or visit our website at www.pilgrimfunds.com.

Sincerely,

                            /s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
August, 2000

Dear Shareholders:
-------------------------------------------------------------------------------
   Silver bullion began the year on a positive note at $5.40 per ounce reflecting over all global industrial activity, and the positive tone set by the gold market. Nevertheless, this euphoria was dashed by successive interest rate increases by the Federal Reserve Bank, calling into question the substainability of U.S. economic expansion. Silver finished the first half at $5.03 per ounce, having recovered slightly from an early June low of $4.90 per ounce. For the six month period ending June 30, 2000, Pilgrim Silver Fund,
Inc. (formerly Lexington Silver Fund, Inc.) had a total return of (16.89)%* compared to a total return of (14.65)% for the average gold-oriented mutual fund monitored by Lipper, Inc.

   Since silver is generally a byproduct of other metal production, copper, zinc, or gold, the Fund is sensitive to the volatility of price movements in a variety of global mining shares. As successive interest rate increases took their toll on the economic outlook, the shares of copper, zinc, and other metal producers saw their stock prices come under selling pressure, subsequently bringing the Fund down with them.

   As we have mentioned in other reports, the supply/demand balance remains attractive for the silver market. Demand from industrial and photographic users continues to grow but new mine supply is limited. Inventory draw-downs have satisfied the difference, but this can only last for so long before prices rise.

   As you are aware, Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation was acquired by ReliaStar Financial Corp. (NYSE:RLR) the parent company of Pilgrim Investments, Inc., an investment management and mutual fund company with $17 billion of assets under management.

   On May 1, ReliaStar announced that it agreed to be acquired by ING Groep N.V. ("ING Group") in a transaction that, subject to certain approvals, is expected to close in the third quarter of this year. ING Group is a global financial institution that is active in the field of insurance, banking, and asset management in more that 60 countries.

   We wish to thank you for your continued support.

Sincerely,

/s/ JAMES A. VAIL
James A. Vail
Portfolio Manager
August, 2000


*(15.54)%, (8.96)%, and (.41)% are the one, five, and since commencement (01/02/92) average annual standard total returns, respectively, for the period ended June 30, 2000. Prior to January 1992, the Fund was managed by a different investment advisor. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. The price of silver is subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies. Total return represents past performance and is not predictive of future results. There is no guarantee that the Fund can achieve its objective.

Pilgrim Silver Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 2000 (unaudited)


 Number of                                                     Value
  Shares                      Security                       (Note 1)
-------------------------------------------------------------------------------
           COMMON STOCKS: 67.3%
           Australia: 6.0%
 1,600,000 Aurora Gold, Ltd./1......................../..   $   134,494
 1,020,000 MIM Holdings, Ltd. ...........................       551,186
   802,857 Pasminco, Ltd./1.........................../..       429,026
                                                            -----------
                                                              1,114,706
                                                            -----------
           Canada: 3.8%
    50,000 Silver Standard Resources, Inc./1........../..        64,844
   300,000 Silver Standard Resources, Inc./1/,/2....../..       404,948
   350,000 Tiomin Resources, Inc./1/,/2.............../..       162,992
    75,000 Western Copper Holdings, Ltd./1............/..        75,928
                                                            -----------
                                                                708,712
                                                            -----------
           Mexico: 14.6%
   290,056 Corporacion Industrial San Luis S.A./1...../..       545,152
   404,016 Grupo Mexico S.A. de C.V. ....................     1,136,953
   645,000 Industrias Penoles S.A........................     1,041,888
                                                            -----------
                                                              2,723,993
                                                            -----------
           Peru: 7.3%
   157,009 Compania de Minas Buenaventura S.A. "B".......     1,368,128
                                                            -----------
           Poland: 4.1%
    51,000 KGHM Polska Miedz S.A. (GDR)/2............./..       762,450
                                                            -----------
           United Kingdom: 4.5%
   375,000 Ivernia West plc/1/,/2...................../..       246,955
     9,000 Rio Tinto plc (ADR)...........................       587,250
                                                            -----------
                                                                834,205
                                                            -----------
           United States: 27.0%
    95,000 Apex Silver Mines, Ltd./1................../..       944,062
   250,600 Coeur D'Alene Mines Corporation/1........../..       610,837
   439,400 Hecla Mining Company/1...................../..       494,325
   143,500 Homestake Mining Company......................       986,563
   213,000 Meridian Gold, Inc./1....................../..     1,304,625
    25,000 Stillwater Mining Company/1................/..       696,875
                                                            -----------
                                                              5,037,287
                                                            -----------
           TOTAL COMMON STOCKS
           (cost $20,753,357)............................    12,549,481
                                                            -----------
           PREFERRED STOCK: 6.4%
           United States: 6.4%
    99,000 Freeport McMoran Copper & Gold (cost
            $2,081,958)..................................     1,188,000
                                                            -----------

 Principal                                                         Value
   Amount                        Security                        (Note 1)
-------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT: 18.7%
            U.S. Government Agency Obligation: 18.7%
 $3,500,000 Federal Home Loan Bank, 6.48%, due 07/03/00 (cost
             $3,498,740).....................................   $ 3,498,740
                                                                -----------
            SILVER BULLION: 7.0%
            259,613 fine ounces
             (cost $1,453,281)/1........................../..     1,305,852
                                                                -----------
            TOTAL INVESTMENTS: 99.4%
             (cost $27,787,336+) (Note 1)....................    18,542,073
            Other assets in excess of liabilities: 0.6%......       109,216
                                                                -----------
            TOTAL NET ASSETS: 100.0%
             (equivalent to $2.46 per share on 7,567,285
             shares outstanding).............................   $18,651,289
                                                                ===========

--------
/1/ Non-income producing security.
/2/ Restricted security (Note 6).
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
+ Aggregate cost for Federal income tax purposes is identical.
   The Notes to Financial Statements are an integral part of this statement.

Pilgrim Silver Fund, Inc.
Statement of Assets and Liabilities
June 30, 2000 (unaudited)

Assets
Investments, at value (cost $27,787,336) (Note 1)............... $ 18,542,073
Cash............................................................      186,647
Due from Lexington Management Corporation (Note 2)..............       41,062
Receivable for shares sold......................................        8,000
Dividends and interest receivable...............................        6,009
                                                                 ------------
   Total Assets.................................................   18,783,791
                                                                 ------------
Liabilities
Payable for shares redeemed.....................................        2,486
Accrued expenses................................................      130,016
                                                                 ------------
   Total Liabilities............................................      132,502
                                                                 ------------
Net Assets (equivalent to $2.46 per share on 7,567,285 shares outstanding) (Note 3).......................................... $ 18,651,289
                                                                 ============
Net Assets consist of:
Capital stock -- authorized 1,000,000,000 shares, $.001 par
 value per share................................................ $      7,567
Additional paid-in-capital......................................   38,743,946
Undistributed net investment income.............................        1,372
Accumulated net realized loss on investments and foreign
 currency transactions..........................................  (10,856,333)
Unrealized depreciation of investments..........................   (9,245,263)
                                                                 ------------
   Total Net Assets............................................. $ 18,651,289
                                                                 ============

Pilgrim Silver Fund, Inc.
Statement of Operations
Six months ended June 30, 2000 (unaudited)

Investment Income
 Dividends............................................  $  114,501
 Interest.............................................     102,011
                                                        ----------
                                                           216,512
 Less: foreign tax expense............................       6,014
                                                        ----------
 Total investment income..............................              $   210,498
Expenses
 Investment advisory fee (Note 2).....................     108,898
 Directors' fees and expenses.........................      97,615
 Transfer agent and shareholder servicing expenses
  (Note 2)............................................      43,243
 Professional fees....................................      18,762
 Printing and mailing expenses........................      14,660
 Custodian expenses...................................      12,495
 Registration fees....................................      11,580
 Accounting expenses (Note 2).........................       7,582
 Computer processing fees.............................       4,662
 Other expenses.......................................       9,672
                                                        ----------
 Total expenses.......................................     329,169
 Less: expenses recovered under contract with
  investment adviser (Note 2).........................      56,822      272,347
                                                        ----------  -----------
 Net investment loss..................................                  (61,849)
Realized and Unrealized Loss on Investments (Note 4)
Net realized loss on:
 Investments..........................................  (1,099,169)
 Foreign currency transactions........................      (1,598)
                                                        ----------
 Net realized loss....................................               (1,100,767)
Net change in unrealized depreciation of investments..               (2,757,650)
                                                                    -----------
Net realized and unrealized loss......................               (3,858,417)
                                                                    -----------
Decrease in Net Assets Resulting from Operations......              $(3,920,266)
                                                                    ===========

  The Notes to Financial Statements are an integral part of these statements.

Pilgrim Silver Fund, Inc.
Statements of Changes in Net Assets

                                             Six months ended
                                              June 30, 2000      Year ended
                                               (unaudited)    December 31, 1999
                                             ---------------- -----------------
Operations:
Net investment income (loss)................   $   (61,849)      $   127,538
Net realized loss from investments and
 foreign currency transactions..............    (1,100,767)         (641,588)
Net change in unrealized depreciation of
 investments................................    (2,757,650)        2,489,979
                                               -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations................    (3,920,266)        1,975,929
                                               -----------       -----------
Distributions to Shareholders: (Note 1)
Distributions to shareholders from net
 investment income..........................        --               (63,027)
                                               -----------       -----------
Capital Share Transactions: (Note 3)
Proceeds from sale of shares................     2,225,705         6,914,213
Reinvested dividends........................        --                58,564
Cost of shares redeemed.....................    (5,067,506)       (9,032,468)
                                               -----------       -----------
  Net decrease in net assets from capital
   share transactions.......................    (2,841,801)       (2,059,691)
                                               -----------       -----------
Net decrease in net assets..................    (6,762,067)         (146,789)
Net Assets:
Beginning of period.........................    25,413,356        25,560,145
                                               -----------       -----------
End of period (including undistributed net
 investment income of $1,372 and $63,221 in
 2000 and 1999, respectively) (Note 1)......   $18,651,289       $25,413,356
                                               ===========       ===========

  The Notes to Financial Statements are an integral part of these statements.

Pilgrim Silver Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999

1. Significant Accounting Policies

Pilgrim Silver Fund, Inc. (formerly Lexington Silver Fund, Inc.) (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return from long-term growth of capital and income. The Fund will seek to achieve its objective by investing at least 80% of its portfolio in securities of established silver-related companies and silver bullion. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  Investments Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market and silver bullion are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

  Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

The Fund authorizes its custodian to place and maintain equity securities in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward foreign currency contracts entered into with respect to position hedges. There are no foreign currency contracts outstanding at June 30, 2000.

  Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

Pilgrim Silver Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


1. Significant Accounting Policies (continued)

  Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

  Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fee and Other Transactions with Affiliate

The Fund paid an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets up to $30 million and at an annual rate of 0.75% thereafter. For 2000, the adviser has agreed to voluntarily limit the total expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.50% of the Fund's average daily net assets. Total reimbursement was $56,822 for the six months ended June 30, 2000, and is set forth in the statement of operations.

The Fund reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $15,201, which were incurred by the Fund, but paid by LMC.

3. Capital Stock

Transactions in capital stock were as follows:

                                 Six months ended
                                  June 30, 2000              Year ended
                                   (unaudited)           December 31, 1999
                              -----------------------  -----------------------
                                Shares      Amount       Shares      Amount
                              ----------  -----------  ----------  -----------
Shares sold.................     804,509  $ 2,225,705   2,363,039  $ 6,914,213
Shares issued on
 reinvestment of dividends..      --          --           19,980       58,564
                              ----------  -----------  ----------  -----------
                                 804,509    2,225,705   2,383,019    6,972,777
Shares redeemed.............  (1,835,313)  (5,067,506) (3,155,876)  (9,032,468)
                              ----------  -----------  ----------  -----------
Net decrease................  (1,030,804) $(2,841,801)   (772,857) $(2,059,691)
                              ==========  ===========  ==========  ===========

4. Investment Transactions

The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2000, excluding short-term securities, were $1,355,556 and $4,862,419, respectively.

Pilgrim Silver Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


4. Investment Transactions (continued)

At June 30, 2000, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $650,487 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $9,895,750.

5. Investment and Concentration Risks

The Fund makes significant investments in foreign securities and has an investment objective of investing in securities of companies engaged in the exploration, mining, processing, fabrication and distribution of silver. There are certain risks involved in investing in foreign securities or concentrating in specific industries that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from potentially adverse political and economic developments as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the inability of counterparties to meet the terms of their contracts.

6. Restricted Securities

The following securities were purchased under Rule 144A of the Securities Act of 1933 or issued in private placements and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors. Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

                                      Acquisition           Market   Percent of
          Security                       Date     Shares    Value    Net Assets
          --------                    ----------- ------- ---------- ----------
Ivernia West plc.....................  04/14/00   375,000 $  246,955    1.33%
KGHM Polska Miedz S.A. (GDR).........  08/10/99    51,000    762,450    4.09
Silver Standard Resources, Inc.......  09/06/95   300,000    404,948    2.17
Tiomin Resources, Inc................  09/28/95   350,000    162,992    0.87
                                                          ----------    ----
                                                          $1,577,345    8.46%
                                                          ==========    ====

7. Change in the Fund's Year-End

In 1998, the Fund changed its fiscal year-end from June 30th to December 31st. This change was done to facilitate the administration of the Fund.

8. Subsequent Events

Effective on July 26, 2000, Lexington Global Asset Managers, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Fund's Board of Directors and shareholders, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of investment adviser to the Fund effective July 26, 2000. Pilgrim Securities, Inc., also an indirect, wholly owned subsidiary of ReliaStar, was appointed distributor to the Fund on that date as well.

Pilgrim Silver Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


8. Subsequent Events (continued)

On May 1, 2000, ReliaStar Financial Corp. (NYSE:RLR), the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, and Pilgrim Securities, Inc., Distributor to the Funds, entered into an agreement under which it will be acquired by ING Groep N.V. (NYSE:ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries, with almost 90,000 employees. Completion of the acquisition is contingent upon, among other things, approval by the Directors/Trustees of the Pilgrim Funds and certain shareholder and regulatory approvals. The closing of the acquisition is expected to occur during the third quarter of 2000.

Pilgrim Silver Fund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                                                            Six month
                          Six months ended  Year ended    period ended       Year ended June 30,
                           June 30, 2000   December 31, December 31, 1998 ---------------------------
                            (unaudited)        1999         (Note 7)        1998      1997     1996
                          ---------------- ------------ ----------------- --------  --------  -------
Net asset value,
 beginning of period....      $   2.96       $  2.73        $   3.26      $   3.95  $   4.46  $  4.00
                              --------       -------        --------      --------  --------  -------
Income (loss) from
 investment operations:
 Net investment income
  (loss)................         (0.01)         0.01           (0.01)        (0.02)    (0.04)   (0.03)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currencies....         (0.49)         0.23           (0.52)        (0.66)    (0.43)    0.51
                              --------       -------        --------      --------  --------  -------
Total income (loss) from
 investment operations..         (0.50)         0.24           (0.53)        (0.68)    (0.47)    0.48
                              --------       -------        --------      --------  --------  -------
Less distributions:
 Distributions from net
  investment income.....         --            (0.01)          --            (0.01)    (0.04)   (0.02)
                              --------       -------        --------      --------  --------  -------
Net asset value, end of
 period.................      $   2.46       $  2.96        $   2.73      $   3.26  $   3.95  $  4.46
                              ========       =======        ========      ========  ========  =======
Total return............      (33.97)%*        8.70%        (16.26)%      (17.32)%  (10.76)%   12.02%
Ratio to average net
 assets:
 Expenses, before
  reimbursement.........         3.02%*        2.11%           2.37%*        1.90%     1.96%    1.73%
 Expenses, net of
  reimbursement.........         2.50%*        2.11%           2.37%*        1.90%     1.96%    1.73%
 Net investment income
  (loss), before
  reimbursement.........       (1.09)%*        0.49%         (0.61)%*      (0.54)%   (0.78)%  (0.72)%
 Net investment income
  (loss)................       (0.57)%*        0.49%         (0.61)%*      (0.54)%   (0.78)%  (0.72)%
Portfolio turnover
 rate...................        15.10%*       29.44%           5.68%        28.78%    18.76%   44.30%
Net assets, end of
 period (000's
 omitted)...............       $18,651       $25,413         $25,560       $34,921   $42,035  $73,945

--------
*Annualized.

                           PILGRIM SILVER FUND, INC.

Investment Adviser                      All Shareholder requests for services of
Pilgrim Investments, Inc.               any kind should be sent to:
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4408             Transfer Agent
                                        Lexington Funds
                                        c/o DST Systems, Inc.
Distributor                             P.O. Box 219368
Pilgrim Securities, Inc.                Kansas City, Missouri 64121-6368
40 North Central Avenue
Suite 1200 Phoenix, Arizona 85004-4408  Or call toll free
                                        Service and Sales: 1-800-526-0056
www.lexingtonfunds.com


This report has been prepared for the information of the shareholders of Pilgrim Silver Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information. LEX72-SAR6/00

The Lexington Funds                                       PRSRT STD
Park 80 West - Plaza Two                                U.S. Postage
Saddle Brook, New Jersey 07663                             Paid
                                                         Lexington
                                                       Management Corp